FEDERAL HOME LOAN BANK ADVANCES (Tables) (Federal Home Loan Bank Advances)	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank Advances
Federal Home Loan Bank Advances
Schedule of contractual maturities of advances
Year Ending December 31,	Amount
2013	$7,999,000
2014	11,499,000
2015	1,495,000
2016	973,750
$21,966,750